Summary of Significant Accounting Policies (Details)		1 Months Ended	6 Months Ended		12 Months Ended
	Aug. 21, 2021 USD ($)	Aug. 31, 2025	Jun. 30, 2025 USD ($) Segments shares	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) shares	Jun. 30, 2025 INR (₨)
Summary of Significant Accounting Policies [Line Items]
Description of reverse stock split		5,000 – 1	1 for 5,000
Number of operating segments (in Segments) | Segments			2
Net loss			$ (602,732)	$ (593,132)
Current liabilities exceed current assets			6,000,000
Losses resulting from foreign currency transactions			12	$ (84)
Post employment benefits			$ 24,000			₨ 2,000,000
Term of continuous services			5 years
U.S. [Member]
Summary of Significant Accounting Policies [Line Items]
Cash held			$ 247,585		$ 3,197
India [Member]
Summary of Significant Accounting Policies [Line Items]
Cash held			$ 135,801		$ 98,707
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Payment period			30 days			30 days
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Payment period			60 days			60 days
Livechain, Inc., (“LICH”) [Member]
Summary of Significant Accounting Policies [Line Items]
Acquired outstanding shares	$ 220,000
Asset acquisition	$ 314,191
Preferred Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Anti-dilutive shares (in Shares) | shares			3,076
Stock Options [Member]
Summary of Significant Accounting Policies [Line Items]
Anti-dilutive shares (in Shares) | shares			279		293